Financial Risk Factors and Risk Management - Movement in ECL Allowance for Trade Receivables (Details) - Trade receivables - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movement in ECL Allowance for Trade Receivables
Balance as at 1/1	€ (229)	€ (203)
Balance as at 12/31	(228)	(229)
Accumulated impairment
Movement in ECL Allowance for Trade Receivables
Net credit losses recognized	86	112
Amounts written off	€ 87	€ 86